GOODWILL (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill

Goodwill was comprised of the following:

	Year ended September 30
	2012				2013
			Gaokao re-take
	Online	Start-up	business -		Online	Start-up
	education	training	discontinued		education	training
	service	service	operations	Total	service	service	Total
	US$	US$	US$	US$	US$	US$	US$

Gross amount
Beginning balance	5,642	1,761	2,262	9,665	5,726	1,785	7,511
Exchange difference	84	24	—	108	154	46	200
Disposal	—	—	(2,262)	(2,262)	—	—	—

Ending balance	5,726	1,785	—	7,511	5,880	1,831	7,711

Accumulated impairment loss
Beginning balance	—	—	(2,262)	2,262	—	—	—
Charge for the year	—	—	—	—	—	—	—
Exchange difference	—	—	—	—	—	—	—
Disposal	—	—	(2,262)	(2,262)	—	—	—

Ending balance	—	—	—	—	—	—	—

Goodwill, net	5,726	1,785	—	7,511	5,880	1,831	7,711